Expense Example, No Redemption - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Total Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	$ 112
3 Years	350
5 Years	606
10 Years	1,340
Fidelity Advisor Total Emerging Markets Fund - Class A
Expense Example, No Redemption:
1 Year	708
3 Years	990
5 Years	1,292
10 Years	2,148
Fidelity Advisor Total Emerging Markets Fund - Class C
Expense Example, No Redemption:
1 Year	217
3 Years	670
5 Years	1,149
10 Years	2,282
Fidelity Advisor Total Emerging Markets Fund - Class M
Expense Example, No Redemption:
1 Year	516
3 Years	864
5 Years	1,236
10 Years	2,278
Fidelity Advisor Total Emerging Markets Fund - Class Z
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	$ 1,190